Class K [Member] Annual Fund Operating Expenses - Class K - BlackRock Diversified Fixed Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class K Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%	[2]
Component2 Other Expenses		[3],[4]
Other Expenses (as a percentage of Assets):	0.10%	[2],[3]
Acquired Fund Fees and Expenses	0.03%	[5]
Expenses (as a percentage of Assets)	0.38%	[5]
Fee Waiver or Reimbursement	(0.21%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.17%	[1],[2],[3]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 36, BFA has contractually agreed to waive the management fee with respect to any portion of the Fund’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BFA or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BFA has contractually agreed to waive its management fees by the amount of investment advisory fees the Fund pays to BFA indirectly through its investment in money market funds managed by BFA or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[2]	BFA has contractually agreed to waive 0.10% of its management fee through June 30, 2027. In addition, BlackRock Advisors, LLC (“BAL”) has contractually agreed to waive 0.10% of its administration fees through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[3]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust, counsel to such independent trustees and the independent registered public accounting firm that provides audit services to the Fund. BFA and BAL have contractually agreed to reimburse, or provide offsetting credits to, the Fund, as applicable, for Independent Expenses through June 30, 2036. On July 1 of each year, the waiver agreement will renew automatically for an additional one year so that the agreement will have a perpetual ten year term. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.
[4]	The amount rounded to 0.00%.
[5]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund’s most recent Annual Financial Statements and Additional Information, which does not include Acquired Fund Fees and Expenses.